Other information	12 Months Ended
Dec. 31, 2022
Other information
Other information

27 Other information

Supplemental cash flow information

(€ million)	2022	2021	2020
Investment in consolidated subsidiaries and businesses
Current assets	147	262	15
Non-current assets	2,463	2,698	193
Net borrowings	(541)	(486)	(64)
Current and non-current liabilities	(366)	(349)	(17)
Net effect of investments	1,703	2,125	127
Fair value of investments held before the acquisition of control	(21)	(99)
Non-controlling interests	(15)	(4)	(15)
Purchase price	1,667	2,022	112
Cash and cash equivalents acquired	(31)	(121)	(3)
Consolidated subsidiaries and businesses net of cash and cash equivalent acquired	1,636	1,901	109

Disposal of consolidated subsidiaries and businesses
Current assets	1,377	2
Non-current assets	8,618
Net borrowings	(2,085)
Current and non-current liabilities	(2,351)
Net effect of disposals	5,559	2
Current value of the stake held for business combinations	(5,726)
Reclassification among other items of OCI	(918)
Gain on disposal of business combinations	2,704
Credits for divestments	(1,609)
Selling price	10	2
Cash and cash equivalents sold	(70)
Consolidated subsidiaries and businesses net of cash and cash equivalent disposed of	(60)	2

Business combination Unión Fenosa Gas
Investment in Unión Fenosa Gas sold		232
Investments and businesses acquired
Current assets		370
Non-current assets		378
Net borrowings		(128)
Long-term and short-term liabilities		(420)
Total investments and businesses acquired		200
Total net disposals		32
Cash and cash equivalents acquired		42
Business combination Unión Fenosa Gas net of cash and cash equivalent acquired		74

Consolidated subsidiaries and businesses net of cash and cash equivalent disposed of	(60)	76

Investments and disposals in 2022 are disclosed in note 5 – Business Combinations and other significant transactions.

Investments in 2021 concerned: (i) the acquisition of a 100% stake of Aldro Energía y Soluciones SLU (now Eni Plenitude Iberia SLU) active in the market for the sale of power, gas and services in the retail business with a portfolio of around 250 thousand customers mainly in Spain and Portugal; (ii) the acquisition of a 100% stake of the company FRI-EL Biogas Holding (now EniBioCh4in SpA) active in the sector of power production from bioenergy with 21 plants each with a nominal power of 2 megawatts. The acquired assets include a plant for the treatment of OFMSW - the Organic Fraction of Municipal Solid Waste; (iii) the acquisition from Glennmont Partners and PGGM Infrastructure Fund of a portfolio of thirteen operating onshore wind farms, with a total capacity of 315 MW; (iv) the acquisition of Dhamma Energy Group, owner of a pipeline of photovoltaic plant in France and Spain at various stages of maturity of approximately 3 GW, as well as plants in operation or under construction with a capacity of approximately 120 MW; (v) the acquisition from Azora Capital of a portfolio of nine renewable energy projects consisting of three wind farms in operation and one under construction for a total of 234 MW and five photovoltaic projects in an advanced stage of development for approximately 0.9 GW; (vi) the acquisition of control of Finproject by exercising the call option on the remaining 60% of the share capital, after the initial investment of 40% made in 2020; (vii) a 100% stake in Be Power, acquired by Zouk Capital and Aretex, companies active in the segment of charging infrastructure for power mobility with about 6,000 charging points, the second largest operator in Italy, with which it was a co-branding agreement for the Be Charge charging stations is in place.

Disposals in 2021 related to the restructuring of the joint venture Unión Fenosa Gas SA following the agreements with the authorities of the Arab Republic of Egypt (ARE) and the Spanish partner Naturgy for the resolution of all outstanding issues of the joint venture with Egyptian partners which resulted in an overall cash adjustment for the benefit of Eni, represented in the disposals.

Investments in 2020 related to the acquisition by Eni gas e luce SpA Società Benefit (now Eni Plenitude SpA Società Benefit) of a 70% controlling stake in Evolvere, a group operating in the business of distributed generation from renewable sources for €97 million, net of acquired cash of €3 million, and to the acquisition by Eni New Energy SpA of the whole capital of three companies holding authorization rights for the construction of three wind projects in Puglia for €12 million.

Business combinations and other significant transactions

The provisional and definitive price allocation of the net assets acquired in 2021 is shown below:

(€ million)	FRI‐EL Biogas Holding (now EniBioCh4in SpA) Provisional allocation	FRI‐EL Biogas Holding (now EniBioCh4in SpA) Definitive allocation	Portfolio of thirteen on-shore wind facilities Provisional allocation	Portfolio of thirteen on-shore wind facilities Definitive allocation	Dhamma Energy Group Provisional allocation	Dhamma Energy Group Definitive allocation	Portfolio of nine renewable energy projects Provisional allocation	Portfolio of nine renewable energy projects Definitive allocation	Be Power Provisional allocation	Be Power Definitive allocation
Current assets	23	23	32	31	2	3	7	7	22	22
Property, plant and equipement	38	144	423	209	119	94	57	21	29	29
Goodwill	80	9	302	307	120	124	81	79	728	718
Current and non current assets	15	15	43	252	15	33	25	68	10	22
Cash and cash equivalent (Net borrowings)	(14)	(14)	(215)	(214)	(101)	(97)	(32)	(38)	9	10
Current and non current liabilities	(9)	(44)	(100)	(100)	(12)	(11)	(20)	(21)	(34)	(37)
Net effects of investments	133	133	485	485	143	146	118	116	764	764
Non-controlling interests	(1)	(1)			(3)	(3)
Total purchase price	132	132	485	485	140	143	118	116	764	764